Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 0	€ 3	€ 24
Current assets	206
Total assets	206
Non-current liabilities	(232)	(6)	(92)
Current liabilities	(94)
Total liabilities	(326)
Market value	(120)	213	(215)
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	206
Total assets	206
Non-current liabilities	0
Current liabilities	(94)
Total liabilities	(94)
Market value	112	222	(209)
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	88
Total assets	88
Non-current liabilities	0
Current liabilities	(66)
Total liabilities	(66)
Market value	22	10	7
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	118
Total assets	118
Non-current liabilities	0
Current liabilities	(28)
Total liabilities	(28)
Market value	90	212	(216)
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	(232)
Current liabilities	0
Total liabilities	(232)
Market value	(232)	7	20
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	0
Current liabilities	0
Total liabilities	0
Market value	€ 0	€ (16)	€ (26)